Related party transactions - Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties	$ 2,400,000	$ 1,100,000	$ 1,300,000
Amounts payable, related party transactions	400,000	200,000
Lease liabilities	330,800,000	330,500,000	334,800,000
Paola Confectii
Disclosure of transactions between related parties [line items]
Contingent liabilities recognised in business combination	13,700,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	0	0	0
Lease liabilities	1,700,000	2,500,000
Leases as lessee, related party transactions	1,700,000	1,600,000	1,400,000
Sazaby League Ltd
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	400,000	300,000
Lease liabilities	1,400,000	1,900,000
Leases as lessee, related party transactions	4,600,000	5,200,000	5,900,000
Sazaby League Group | Japan Joint Venture
Disclosure of transactions between related parties [line items]
Sales of inventory, related party transactions	1,200,000	1,500,000	$ 1,700,000
Amounts receivable, related party transactions	100,000	100,000
PCML Vendor
Disclosure of transactions between related parties [line items]
Lease liabilities	1,200,000	1,200,000
Operating expense excluding cost of sales	7,300,000	1,500,000
Cash outflow for leases	$ 200,000	$ 100,000